CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 347,033		$ 544,519
General and administrative	567,320	110,542	476,315	507,273
Compensation expense	774,558	155,501	247,867	1,124,194
Total operating expenses	1,688,911	266,043	1,268,701	1,631,467
Loss from operations	(1,688,911)	(266,043)	(1,268,701)	(1,631,467)
Other (expense):
Interest expense	(87,410)	(107,730)	(1,014,769)	(41,845)
Debt discount amortization		(166,722)	(259,057)	(185,163)
Total other (expenses) income	(87,410)	(274,452)	(1,273,826)	(227,008)
Net loss before provision for income taxes	(1,776,321)	(540,495)	(2,542,527)	(1,858,475)
Provision for income taxes
Net loss	(1,776,321)	(540,495)	(2,542,527)	(1,858,475)
Net loss attributable to the non-controlling interest	154,614		61,909
NET LOSS ATTRIBUTABLE TO BIOXYTRAN	$ (1,621,707)	$ (540,495)	$ (2,480,618)	$ (1,858,475)
Loss per common share, basic and diluted	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.02)
Weighted average number of common shares outstanding, basic and diluted	100,118,229	87,256,959	93,967,677	85,598,733